MVA-Q1

Quarterly Report
June 30, 2026
MFS®  Virginia
Municipal Bond Fund

Portfolio of Investments
6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.6%
Airport Revenue – 3.3%
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2037	$1,000,000	$1,032,273
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2038	1,000,000	1,030,683
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 4%, 10/01/2041	1,000,000	977,460
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5.25%, 10/01/2048	3,600,000	3,747,477
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5.5%, 10/01/2055 (u)	2,000,000	2,138,186
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), AGM, 5.25%, 6/30/2060	1,650,000	1,685,107
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2034	995,000	995,791
		$11,606,977
General Obligations - General Purpose – 7.2%
Alexandria, VA, General Obligation, 5%, 12/15/2037	$2,080,000	$2,405,091
Alexandria, VA, General Obligation, 5%, 12/15/2038	2,585,000	2,972,575
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2043	1,375,000	1,392,021
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2044	1,430,000	1,445,332
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2045	1,485,000	1,499,428
Alexandria, VA, General Obligation, “B”, 4%, 12/15/2046	1,550,000	1,561,198
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	775,000	725,166
Chesterfield County, VA, Public Improvement, “A”, 4%, 1/01/2036	1,570,000	1,587,814
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	318,785	347,867
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	133,501	135,227
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	251,000	253,192
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	102,991	103,341
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	140,029	136,327
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	476,628	436,583
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	171,803	125,882
Fairfax County, VA, Public Improvement, “A”, 5%, 10/01/2037	1,000,000	1,050,101
Norfolk, VA, General Obligation Capital Improvement, “A”, 5%, 9/01/2040	925,000	1,009,822
Petersburg, VA, General Obligation, 4.25%, 9/01/2048	1,160,000	1,160,902
Petersburg, VA, General Obligation, 4.25%, 9/01/2053	1,500,000	1,463,434
Petersburg, VA, General Obligation Refunding, 4.125%, 12/01/2054	3,000,000	2,859,192
State of Illinois, General Obligation, 5.75%, 5/01/2045	245,000	258,902
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	280,000	294,723
Suffolk, VA, General Obligation Capital Improvement, “A”, 2%, 2/01/2039	1,675,000	1,299,466
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	365,000	361,025
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	145,000	140,835
		$25,025,446
Healthcare Revenue - Hospitals – 13.7%
Albany-Dougherty County, GA, Hospital Authority Rev. (Phoebe Putney Health System), “A”, 5%, 9/01/2044	$1,280,000	$1,350,699
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2037	2,800,000	2,954,741
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 4%, 7/01/2043	625,000	601,153
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	40,000	38,160
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), 5%, 5/15/2051	3,000,000	3,146,718
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 4%, 5/15/2044	2,000,000	1,962,328
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 4%, 5/15/2048	4,000,000	3,747,314
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	1,835,000	1,656,906
Henrico County, VA, Economic Development Authority Rev., Health Facilities (Bon Secours Mercy Health, Inc.), “A”, 5%, 11/01/2048	1,500,000	1,566,324
Isle of Wright County, VA, Economic Development Authority, Health System Rev. (Riverside Health System), AGM, 5.25%, 7/01/2043	1,000,000	1,086,520
Isle of Wright County, VA, Economic Development Authority, Health System Rev. (Riverside Health System), AGM, 5.25%, 7/01/2048	4,000,000	4,192,684
Lynchburg, VA, Economic Development Authority Rev. (Centra Health), “A”, 5%, 1/01/2047	3,000,000	3,004,466
Lynchburg, VA, Economic Development Authority, Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2038	2,200,000	2,202,809

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Lynchburg, VA, Economic Development Authority, Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2039	$1,320,000	$1,314,136
Norfolk, VA, Economic Development Authority, Hospital Facilities Refunding Rev. (Sentara Healthcare), “B”, 4%, 11/01/2048	3,000,000	2,750,537
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), “A”, 5%, 7/01/2036	1,125,000	1,263,425
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), “A”, 5%, 7/01/2037	500,000	557,186
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), “A”, 5%, 7/01/2047	1,625,000	1,808,787
Rockingham County, VA, Economic Development Authority, Health Care Facilities Rev. (Sentara RMH Medical Center), “A”, 3%, 11/01/2046	2,255,000	1,782,829
Virginia Small Business Financing Authority Rev. (Sentara Healthcare), 3%, 11/01/2040	3,370,000	2,951,137
Virginia Small Business Financing Authority, Health Care Facilities Refunding Rev. (Mary Washington Healthcare Obligated Group), “A”, 5.25%, 6/15/2055	2,500,000	2,607,695
Virginia Small Business Financing Authority, Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	3,445,000	3,162,671
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2028	600,000	601,065
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2030	400,000	400,623
Winchester, VA, Economic Development Authority Rev. (Valley Health System Obligated Group), “A”, 5%, 1/01/2043	1,065,000	1,140,971
		$47,851,884
Healthcare Revenue - Long Term Care – 3.3%
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Lifespire of Virginia), “C”, 5%, 12/01/2037	$765,000	$776,348
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster - Canterbury of Richmond), 4%, 10/01/2040	500,000	496,932
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster - Canterbury of Richmond), 4%, 10/01/2045	720,000	670,679
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster - Canterbury of Richmond), “A”, 5%, 10/01/2052	1,500,000	1,499,801
Lexington, VA, Industrial Development Authority, Residential Care Facilities Rev. (Kendal at Lexington), 4%, 1/01/2037	1,000,000	998,868
Prince William County, VA, Industrial Development Authority, Residential Care Facilities Rev. (Westminster at Lake Ridge), 5%, 1/01/2037	1,000,000	1,001,645
Suffolk, VA, Economic Development Facilities First Mortgage Rev. (Lake Prince Center, Inc.), 5%, 9/01/2031	1,000,000	1,000,185
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), 7%, 9/01/2053	2,000,000	2,203,535
Virginia Small Business Financing Authority, Residential Care Facilities Refunding Rev. (Lifespire of Virginia), “A”, 5.5%, 12/01/2054	750,000	778,235
Virginia Small Business Financing Authority, Residential Care Facility Refunding Rev. (Lifespire of Virginia), “A”, 5.25%, 12/01/2056	1,000,000	1,022,785
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Pinnacle Living), “C”, 5%, 6/01/2042	1,000,000	1,000,292
		$11,449,305
Industrial Revenue - Environmental Services – 0.6%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.25%, 8/01/2027 (Put Date 8/01/2027)	$1,000,000	$1,008,409
Virginia Small Business Financing Authority, Solid Water Disposal Rev. (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	1,000,000	996,943
		$2,005,352
Land Development – 0.4%
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	$1,000,000	$1,002,992
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.15%, 3/01/2035 (n)	400,000	400,599
		$1,403,591
Miscellaneous Revenue - Other – 2.1%
Loudoun County, VA, Economic Development Authority Rev. (Howard Hughes Medical Institute), Capital Appreciation, “A”, 0%, 7/01/2049	$7,500,000	$2,468,609
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	845,000	845,832
Virgin Islands Hotel Development Financing Corp. Rev., Taxable (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055	1,015,000	1,031,013
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	130,000	130,448
Virginia Norfolk Airport Authority, Senior Customer Facility Charge Rev. (Consolidated Rental Car Facility), “B”, BAM, 5.5%, 7/01/2056	2,500,000	2,656,825
		$7,132,727

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – 14.1%
Chesapeake, VA, Redevelopment & Housing Authority, Multi-Family Housing Rev. (Forest Cove II Project), 4.5%, 10/01/2040 (Put Date 7/01/2040)	$2,955,000	$3,102,906
Fairfax County, VA, Redevelopment and Housing Authority Multi-Family Housing Rev. (Residences at Government Center 2 - NW4 Project), “A”, FHLMC, 4.7%, 12/01/2044	3,000,000	3,026,824
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	949,898	967,199
Norfolk, VA, Economic Redevelopment and Housing Authority Multi-Family (Oak Park and Colonial Hall), FNMA, 4.25%, 9/01/2042 (Put Date 2/01/2041)	3,969,360	3,952,385
Richmond, VA, Redevelopment & Housing Authority, Multi-Family Mortgage Backed (Chippenham Place Apartments), FNMA, 4.5%, 5/01/2040	3,946,199	4,089,967
Virginia Housing Development Authority, Rental Housing, “A”, 3.8%, 9/01/2044	2,000,000	1,946,871
Virginia Housing Development Authority, Rental Housing, “A”, 4.6%, 9/01/2049	1,000,000	1,002,510
Virginia Housing Development Authority, Rental Housing, “A”, 4.8%, 9/01/2059	1,000,000	1,000,632
Virginia Housing Development Authority, Rental Housing, “B”, 4.4%, 3/01/2043	710,000	723,302
Virginia Housing Development Authority, Rental Housing, “B”, 4.45%, 3/01/2045	1,535,000	1,556,719
Virginia Housing Development Authority, Rental Housing, “B”, 4.55%, 3/01/2048	2,580,000	2,589,766
Virginia Housing Development Authority, Rental Housing, “C”, 4.8%, 12/01/2049	1,000,000	1,021,404
Virginia Housing Development Authority, Rental Housing, “D”, 1.8%, 5/01/2033	500,000	427,689
Virginia Housing Development Authority, Rental Housing, “D”, 3.7%, 10/01/2038	3,000,000	2,961,522
Virginia Housing Development Authority, Rental Housing, “D”, 4.75%, 8/01/2053	4,000,000	4,041,014
Virginia Housing Development Authority, Rental Housing, “D”, 4%, 10/01/2053	2,875,000	2,624,353
Virginia Housing Development Authority, Rental Housing, “E”, 3.15%, 12/01/2049	1,635,000	1,305,320
Virginia Housing Development Authority, Rental Housing, “E”, 4.25%, 6/01/2052	3,000,000	2,820,616
Virginia Housing Development Authority, Rental Housing, “F”, 1.6%, 7/01/2033	770,000	644,571
Virginia Housing Development Authority, Rental Housing, “F”, HUD Section 8, 5.15%, 11/01/2048	4,000,000	4,115,999
Virginia Housing Development Authority, Rental Housing, “G”, 5.05%, 11/01/2047	1,000,000	1,027,966
Virginia Housing Development Authority, Rental Housing, “G”, 5.15%, 11/01/2052	2,680,000	2,746,884
Virginia Housing Development Authority, Rental Housing, “G”, 5.375%, 11/01/2064	1,250,000	1,287,028
		$48,983,447
Parking – 0.5%
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2036	$1,000,000	$1,014,373
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2037	750,000	760,145
		$1,774,518
Port Revenue – 1.8%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$590,000	$474,941
Virginia Port Authority Facilities Rev., 5.25%, 7/01/2050	1,500,000	1,603,395
Virginia Port Authority Facilities Rev., 5.25%, 7/01/2055	4,000,000	4,245,146
		$6,323,482
Sales & Excise Tax Revenue – 5.8%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$245,000	$239,233
Hampton Roads, VA, Transportation Accountability Commission, Senior Lien Rev., “A”, 5%, 7/01/2054	2,765,000	2,889,962
Hampton Roads, VA, Transportation Accountability Commission, Senior Lien Rev., “A”, 4%, 7/01/2057	4,000,000	3,712,081
Hampton Roads, VA, Transportation Accountability Commission, Senior Lien Rev., “A”, 5.25%, 7/01/2064	4,000,000	4,232,962
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	77,000	77,247
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	249,000	245,818
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	5,000,000	4,991,887
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	476,000	476,074
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	251,000	251,039
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.536%, 7/01/2053	6,000	5,714
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	122,000	119,335
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	26,000	23,700
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	1,212,000	1,036,097
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	1,160,000	920,529
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	556,000	206,812
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	650,000	474,500

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), “A”, 5.625%, 8/01/2024 (a)(d)(z)	$345,000	$310,500
		$20,213,490
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C. Obligated Group - Issue No. 1), “A”, 5%, 6/01/2056 (n)	$325,000	$293,087
Single Family Housing - State – 3.5%
Virginia Housing Development Authority, Commonwealth Mortgage, “E-1”, 4.55%, 10/01/2049	$1,500,000	$1,507,529
Virginia Housing Development Authority, Commonwealth Mortgage, “E-2”, 4.4%, 10/01/2044	1,000,000	1,000,656
Virginia Housing Development Authority, Commonwealth Mortgage, “E-2”, 4.55%, 10/01/2049	1,100,000	1,098,055
Virginia Housing Development Authority, Commonwealth Mortgage, “E-3”, 4.6%, 10/01/2049	1,500,000	1,494,839
Virginia Housing Development Authority, Commonwealth Mortgage, “F-3”, 5%, 7/01/2050	3,000,000	3,103,678
Virginia Housing Development Authority, Commonwealth Mortgage, “G-2”, 4.65%, 7/01/2046	4,000,000	4,054,517
		$12,259,274
State & Local Agencies – 8.2%
Broward County, FL, Tourist Development Rev. (Convention Center Expansion Project), 4%, 9/01/2047	$1,170,000	$1,077,874
Fairfax County, VA, Redevelopment and Housing Authority Refunding Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2038	1,500,000	1,569,451
Fairfax County, VA, Redevelopment and Housing Authority Refunding Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2039	1,765,000	1,843,316
Franklin County, VA, Industrial Development Authority, 3%, 10/15/2036	1,000,000	950,572
Franklin County, VA, Industrial Development Authority, 3%, 10/15/2037	580,000	546,031
Henry County, VA, Industrial Development Authority, Public Facility Leave Rev., 4%, 11/01/2045	3,000,000	2,956,727
Loudoun County, VA, Economic Development Authority Rev. (Public Facilities Project), “A”, 3%, 12/01/2037	2,000,000	1,859,282
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/1932)	200,000	233,104
New River Valley, VA, Regional Jail Authority Rev., 5%, 10/01/2036	3,205,000	3,217,280
Virginia College Building Authority, Educational Facilities Rev. (21st Century College and Equipment Programs), “A”, 5%, 2/01/2038	3,000,000	3,265,390
Virginia Public Building Authority, Facilities Rev., “A”, 4%, 8/01/2039 (Prerefunded 8/01/2029)	30,000	31,117
Virginia Public Building Authority, Facilities Rev., “A”, 4%, 8/01/2039	2,000,000	2,014,498
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev., “A”, 5%, 7/15/2045	5,000,000	5,178,045
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev., “A”, 5.25%, 7/15/2059 (u)	3,685,000	3,867,304
		$28,609,991
Student Loan Revenue – 0.4%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$5,000	$4,897
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	385,000	318,679
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	1,110,000	1,081,073
		$1,404,649
Tax - Other – 1.1%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2035	$1,525,000	$1,542,257
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	245,000	246,433
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	635,000	667,900
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	1,965,000	1,490,890
		$3,947,480
Tobacco – 0.3%
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	$610,000	$477,540
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	640,000	587,466
		$1,065,006

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – 7.0%
Chesapeake Bay, VA, Bridge & Tunnel District First Tier General Resolution Rev., 5%, 7/01/2051	$3,000,000	$2,999,961
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	4,180,000	3,708,830
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, 4%, 10/01/2044	3,000,000	2,898,138
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, AGM, 4%, 10/01/2053	2,830,000	2,498,094
Virginia Small Business Financing Authority, Senior Lien Private Activity Rev. (Transform 66 P3 Project), 5%, 12/31/2052	2,000,000	2,000,150
Virginia Small Business Financing Authority, Senior Lien Private Activity Rev. (Transform 66 P3 Project), 5%, 12/31/2056	1,000,000	997,020
Virginia Small Business Financing Authority, Senior Lien Refunding Rev. (95 Express Lanes LLC Project), 5%, 1/01/2035	3,000,000	3,177,603
Virginia Small Business Financing Authority, Senior Lien Refunding Rev. (Elizabeth River Crossings Opco LLC Project), 4%, 1/01/2040	2,000,000	1,966,367
Virginia Small Business Financing Authority, Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	3,000,000	2,481,201
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	1,470,000	1,539,428
		$24,266,792
Transportation - Special Tax – 2.8%
Commonwealth of Virginia, Transportation Capital Projects Refunding Rev., “A”, 4%, 5/15/2035	$2,750,000	$2,776,922
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	1,560,000	1,586,215
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	1,560,000	1,585,542
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2043	3,860,000	3,916,405
		$9,865,084
Universities - Colleges – 6.3%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 9/01/2026	$265,000	$264,796
Commonwealth of Virginia, University General Pledge Refunding Rev., “A”, 4%, 11/01/2037	745,000	751,365
Commonwealth of Virginia, University General Pledge Refunding Rev., “A”, 4%, 5/01/2048	2,475,000	2,285,877
Lexington, VA, Industrial Development Authority, Educational Facilities Rev. (Washington and Lee Universities), “A”, 5%, 1/01/2043	1,000,000	1,019,144
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	295,000	295,716
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	595,000	595,614
Salem, VA, Economic Development Authority, Educational Facilities Rev. (Roanoke College), 4%, 4/01/2040	250,000	237,300
Salem, VA, Economic Development Authority, Educational Facilities Rev. (Roanoke College), 5%, 4/01/2049	800,000	784,768
Salem, VA, Economic Development Authority, Educational Facilities Rev. (Roanoke College), 6%, 4/01/2050	500,000	531,236
Salem, VA, Economic Development Authority, Educational Facilities Rev. (Roanoke College), 6%, 4/01/2055	500,000	527,266
University of Virginia, General Rev. Pledge Refunding, “B”, 5%, 4/01/2046	2,500,000	2,525,325
Virginia College Building Authority, Educational Facilities Refunding Rev. (University of Richmond), 5%, 3/01/2054	2,000,000	2,103,973
Virginia College Building Authority, Educational Facilities Refunding Rev. (University of Richmond), 5%, 3/01/2049	1,000,000	1,060,827
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “A”, 5%, 7/01/2035 (n)	1,000,000	848,421
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	1,000,000	864,685
Virginia College Building Authority, Educational Facilities Rev. (Randolph-Macon College), 4%, 1/15/2041	1,600,000	1,566,752
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 4%, 6/01/2036	1,280,000	1,261,195
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 3%, 6/01/2041	470,000	377,941
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 4%, 6/01/2046	1,250,000	1,100,193
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NPFG, 5.25%, 1/01/2031	1,000,000	1,064,668
Williamsburg, VA, Economic Development Authority, Dining Lease Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “B”, AGM, 4.125%, 7/01/2048	1,000,000	966,595
Williamsburg, VA, Economic Development Authority, Dining Lease Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “B”, AGM, 4.25%, 7/01/2058	755,000	717,118
		$21,750,775
Universities - Dormitories – 0.6%
Williamsburg, VA, Economic Development Authority, Student Housing Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “B”, AGM, 4%, 7/01/2048	$2,245,000	$2,171,533
Utilities - Investor Owned – 1.2%
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “A”, 3.65%, 11/01/2035 (Put Date 10/01/2027)	$4,000,000	$4,044,266

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – 1.4%
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	$45,000	$45,035
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	185,000	185,147
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	340,000	344,648
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	35,000	35,230
Richmond, VA, Public Utility Refunding Rev., “B”, 5%, 1/15/2054	2,000,000	2,115,686
Richmond, VA, Public Utility Refunding Rev., “C”, 4%, 1/15/2045	1,000,000	1,002,582
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	1,455,000	1,297,874
		$5,026,202
Utilities - Other – 4.4%
Black Belt Energy Gas District, AL, Gas Project Rev., “C”, 5.25%, 6/01/2036	$1,245,000	$1,341,534
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	2,020,000	2,122,867
Black Belt Energy Gas District, AL, Gas Project Rev., “H-1”, 5%, 1/01/2034	260,000	272,550
Black Belt Energy Gas District, AL, Gas Project Rev., “J”, 5%, 11/01/2036	1,470,000	1,546,094
Kentucky Public Energy Authority, Gas Supply Rev., “B”, 5%, 12/01/2033	1,715,000	1,764,801
Minnesota Municipal Gas Agency, Gas Project Rev. (D/B/A Minnesota Community Energy), “A”, 5%, 9/01/2035	1,055,000	1,100,887
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	1,300,000	1,398,563
Southeast Alabama Energy Authority, “A”, 5%, 11/01/2035	1,980,000	2,065,837
Southeast Alabama Energy Authority, Cooperative District Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	1,850,000	1,941,463
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,115,000	1,188,262
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	625,000	627,039
		$15,369,897
Water & Sewer Utility Revenue – 8.5%
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2041	$3,000,000	$3,038,148
Guam Waterworks Authority Rev. (Water & Wastewater System), 5%, 7/01/2040	1,045,000	1,052,852
Guam Waterworks Authority Rev. (Water & Wastewater System), “A”, 5%, 1/01/2050	430,000	441,231
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 5%, 8/01/2034 (Prerefunded 8/01/2026)	3,000,000	3,005,722
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 4%, 10/01/2038	1,265,000	1,272,704
Hampton Roads, VA, Sanitation District Wastewater Rev., “B”, 5%, 7/01/2054	2,000,000	2,095,901
Henrico County, VA, Water & Sewer System Rev., 4%, 5/01/2046	1,435,000	1,410,102
Prince William County, VA, Water & Sewer System Refunding Rev., 5%, 7/15/2050	750,000	799,523
Prince William County, VA, Water & Sewer System Refunding Rev., 5%, 7/15/2055	1,160,000	1,226,735
Spotsylvania County, VA, Water and Sewer System Rev., 4.5%, 12/01/2046	3,865,000	3,947,970
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 3%, 7/01/2044	2,065,000	1,733,712
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2027	45,000	45,084
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2028	40,000	40,079
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “C”, 4%, 11/01/2036	3,450,000	3,506,449
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “A”, 5%, 11/01/2041	1,030,000	1,120,718
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “A”, 5%, 11/01/2042	1,330,000	1,440,021
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “B”, 5.25%, 11/01/2047	2,350,000	2,520,673
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, “B”, 4.75%, 11/01/2052	750,000	763,661
		$29,461,285
Total Municipal Bonds		$343,305,540
Bonds – 0.1%
Transportation & Logistics – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2043 (n)	$559,732	$203,412
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$514,224	$369,599

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 3.67% (v)	2,617,728	$2,617,728

Other Assets, Less Liabilities – 0.5%		1,578,119
Net Assets – 100.0%		$348,074,398

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,617,728 and
$343,878,551, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,930,471, representing 1.7% of net assets.

(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), “A”, 5.625%, 8/01/2024	1/8/2021-10/5/2021	$310,214	$310,500
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$343,675,139	$—	$343,675,139
U.S. Corporate Bonds	—	203,412	—	203,412
Investment Companies	2,617,728	—	—	2,617,728
Total	$2,617,728	$343,878,551	$—	$346,496,279
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended June 30, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,189,039	$19,655,537	$24,227,082	$(173)	$407	$2,617,728

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$53,606	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2026, are as follows:
Virginia	75.2%
Washington DC	9.2%
Puerto Rico	3.3%
Alabama	2.7%
New York	1.6%
Texas	1.2%
Illinois	1.1%
Wisconsin	0.7%
Tennessee	0.5%
Guam	0.5%
Kentucky	0.5%
South Carolina	0.4%
New Jersey	0.4%
Georgia	0.4%
U.S. Virgin Islands	0.4%
Florida	0.3%
Minnesota	0.3%
New Hampshire	0.3%
California	0.2%
Ohio	0.1%
Iowa	0.1%
Pennsylvania (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.